UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21218
Investment Company Act File Number
Eaton Vance Insured New York Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications
Item 1. Schedule of Investments

Eaton Vance Insured New York Municipal Bond Fund II	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 203.6%

Principal Amount
(000's omitted)	Security	Value

Hospital — 2.4%
$750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	$585,345

		$585,345

Industrial Development Revenue — 3.6%
$310	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$234,964
600	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	454,805
235	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	183,822

		$873,591

Insured-Electric Utilities — 8.3%
$500	Long Island Power Authority, (BHAC), 5.50%, 5/1/33	$509,435
500	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	531,625
1,195	New York Power Authority, (MBIA), 4.50%, 11/15/47	973,232

		$2,014,292

Insured-Escrowed/Prerefunded — 2.1%
$1,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	$502,672

		$502,672

Insured-General Obligations — 20.6%
$535	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23(2)	$539,590
560	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	576,212
2,245	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	2,032,152
1,000	New York, (FSA), 5.00%, 4/1/22	1,016,340
185	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	193,745
190	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	195,312
210	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	213,919
220	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	221,731

		$4,989,001

Insured-Hospital — 5.8%
$500	New York City Health and Hospital Corp., (FSA), 5.50%, 2/15/20(2)	$545,130
1,000	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	864,205

		$1,409,335

Insured-Housing — 3.6%
$1,000	New York City Housing Corp., (MBIA), 4.95%, 11/1/33	$866,390

		$866,390

Principal Amount
(000's omitted)	Security	Value

Insured-Lease Revenue/Certificates of Participation — 14.7%
$3,085	Hudson Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$2,017,096
950	New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38(3)	961,220
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	584,365

		$3,562,681

Insured-Other Revenue — 22.0%
$1,930	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$1,760,585
2,500	New York City Cultural Resource Trust, (Museum of Modern Arts), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	2,459,062
1,785	New York Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,109,342

		$5,328,989

Insured-Private Education — 37.9%
$1,000	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/31	$947,020
1,440	New York Dormitory Authority, (Barnard College), (FGIC), (MBIA), 5.00%, 7/1/24	1,421,669
2,000	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	1,658,700
85	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38	81,095
2,250	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,146,691
1,000	New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	940,225
500	New York Dormitory Authority, (Skidmore College), (FGIC), (MBIA), 5.00%, 7/1/33	467,215
110	New York Dormitory Authority, (University of Rochester), (MBIA), 5.00%, 7/1/27	104,154
5,425	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/32	1,418,637

		$9,185,406

Insured-Public Education — 5.0%
$1,500	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$1,199,850

		$1,199,850

Insured-Special Tax Revenue — 24.6%
$700	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$559,797
1,900	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	1,619,218
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	252,246
20,540	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	1,763,359
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	267,296
2,105	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	155,602
690	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	675,110
690	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	665,760

		$5,958,388

Insured-Transportation — 29.8%
$2,000	Metropolitan Transportation Authority, (AGC), (FGIC), 5.25%, 11/15/31	$1,880,760
990	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	1,081,426
2,500	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27(1)	2,368,137
500	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	469,025
600	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	427,002
550	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/35	405,466
600	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	566,436

		$7,198,252

Principal Amount
(000's omitted)	Security	Value

Insured-Water and Sewer — 16.0%
$905	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$920,485
2,750	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	2,623,747
350	Suffolk County Water Authority, (MBIA), 4.50%, 6/1/25	322,973

		$3,867,205

Private Education — 7.2%
$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$933,360
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	807,740

		$1,741,100

Total Tax-Exempt Investments — 203.6% (identified cost $56,969,539)		$49,282,497

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.7)%		$(13,250,463)

Other Assets, Less Liabilities — (48.9)%		$(11,823,485)

Net Assets Applicable to Common Shares — 100.0%		$24,208,549

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

BHAC	- Berkshire Hathaway Assurance Corp.

CIFG	- CIFG Assurance North America, Inc.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. In addition, 15.9% of the Fund’s net assets at December 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 93.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 32.8% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	61 U.S. Treasury Bond	Short	$(7,600,479)	$(8,420,859)	$(820,380)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$762,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009 / September 14, 2039	$(287,817)
Merrill Lynch Capital Services, Inc.	2,000,000	4.682	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	(755,600)
Morgan Stanley Capital Services, Inc.	950,000	4.691	3-month USD-LIBOR-BBA	June 11, 2009 / June 11, 2039	(356,492)

					$(1,399,909)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,650,871

Gross unrealized appreciation	$566,490
Gross unrealized depreciation	(8,269,864)

Net unrealized depreciation	$(7,703,374)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(820,380)
Level 2	Other Significant Observable Inputs	49,282,497	(1,399,909)
Level 3	Significant Unobservable Inputs	—	—

Total		$49,282,497	$(2,220,289)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Insured New York Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2009